Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Austria — 0.4%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/23)(a)	EUR	100	$98,834
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)	EUR	100	111,522
			210,356
Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/23)(a)	EUR	100	102,576

Canada — 1.4%
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(b)	CAD	325	221,334
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.13%, 06/15/29 (Call 06/15/24)(b)	CAD	75	46,781
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)	CAD	50	33,870
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/24)(b)	CAD	150	105,136
4.38%, 03/26/29 (Call 03/26/24)	CAD	75	49,642
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)(e)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(b)	CAD	25	17,809
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	100	58,852
3.63%, 06/15/28 (Call 06/15/24)(b)	CAD	150	98,579
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	99,590
			731,593
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(f)	EUR	100	96,568

Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(a)	EUR	100	112,072

France — 14.6%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(a)	EUR	100	100,234
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	106,071
Adevinta ASA
2.63%, 11/15/25 (Call 11/15/23)(a)	EUR	100	105,521
3.00%, 11/15/27 (Call 11/15/23)(a)	EUR	100	102,937
Altice France SA, 2.13%, 02/15/25 (Call 01/29/24)(a)		150	144,453
Altice France SA/France
2.50%, 01/15/25 (Call 09/15/23)(a)	EUR	100	97,224
3.38%, 01/15/28 (Call 09/15/23)(a)	EUR	100	76,738
4.13%, 01/15/29 (Call 09/15/23)(a)	EUR	100	75,954
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	75,362
5.88%, 02/01/27 (Call 08/01/23)(a)	EUR	250	210,375
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR	200	127,699
1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	100	86,353
Banijay Entertainment SASU, 3.50%, 03/01/25
(Call 03/01/24)(a)	EUR	100	107,636
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/23)(a)	EUR	100	108,262
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)	EUR	200	187,015
Casino Guichard Perrachon SA
5.25%, 04/15/27 (Call 04/15/24)(a)(c)(e)	EUR	100	1,358
6.63%, 01/15/26 (Call 01/15/24)(a)(c)(e)	EUR	100	1,440
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	92,140
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	94,926
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR	100	84,672
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	98,180
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	106,672
Security	Par (000)		Value

France (continued)
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR	100	$109,575
Emeria SASU
3.38%, 03/31/28 (Call 03/31/24)(a)	EUR	100	86,039
7.75%, 03/31/28 (Call 02/07/25)(a)	EUR	100	101,815
Eramet SA
5.88%, 05/21/25 (Call 02/21/25)	EUR	100	111,044
7.00%, 05/22/28 (Call 02/22/28)	EUR	100	110,873
Faurecia SE
2.38%, 06/15/27 (Call 06/15/24)(a)	EUR	100	99,562
2.63%, 06/15/25 (Call 08/30/23)(a)	EUR	200	212,739
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	225	228,686
3.13%, 06/15/26 (Call 06/15/24)(a)	EUR	100	104,984
3.75%, 06/15/28 (Call 06/15/24)(a)	EUR	200	204,835
7.25%, 06/15/26 (Call 11/15/24)(a)	EUR	100	115,214
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR	150	159,521
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	104,075
iliad SA	EUR
1.50%, 10/14/24 (Call 07/14/24)(a)	EUR	100	106,157
1.88%, 04/25/25 (Call 01/25/25)(a)	EUR	200	209,056
1.88%, 02/11/28 (Call 11/11/27)(a)	EUR	100	95,464
5.38%, 06/14/27 (Call 03/14/27)(a)	EUR	200	219,674
5.63%, 02/15/30 (Call 11/15/29)(a)	EUR	100	108,839
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(a)	EUR	100	113,213
La Financiere Atalian SASU, 4.00%, 05/15/24
(Call 08/10/23)(a)	EUR	100	80,499
Loxam SAS
2.88%, 04/15/26 (Call 04/10/24)(a)	EUR	100	101,755
4.50%, 02/15/27 (Call 02/15/24)(a)	EUR	175	184,296
6.38%, 05/15/28 (Call 05/15/25)(a)	EUR	100	109,973
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	99,451
4.00%, 03/31/25 (Call 08/10/23)(a)	EUR	100	108,163
Parts Europe SA, 6.50%, 07/16/25 (Call 01/15/24)(a)	EUR	100	110,095
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/24)(a)	EUR	200	206,087
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(f)	EUR	100	102,988
Renault SA
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	70	72,085
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	200	206,772
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	101,625
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	207,290
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	200	201,442
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	99,401
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	98,229
SPCM SA, 2.00%, 02/01/26 (Call 09/15/23)(a)	EUR	100	102,833
Tereos Finance Groupe I SA
7.25%, 04/15/28 (Call 04/15/25)(a)	EUR	100	114,329
7.50%, 10/30/25 (Call 10/30/23)(a)	EUR	100	112,377
Valeo
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	200	183,364
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	104,708
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR	100	111,361
			7,611,710
Germany — 10.2%
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(f)	EUR	100	102,448
3.13%, 11/12/79 (Call 08/12/27)(a)(f)	EUR	200	192,781
3.75%, 07/01/74 (Call 07/01/24)(a)(f)	EUR	52	55,652
5.38%, 03/25/82 (Call 06/25/30)(a)(f)	EUR	100	102,941

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Series N5.5, 4.50%, Series N5.5, 03/25/82
(Call 06/25/27)(a)(f)	EUR	100	$104,233
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75
(Call 04/23/27)(a)(f)	EUR	100	100,917
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	152,541
7.50%, 05/15/30 (Call 05/15/25)(a)	EUR	100	111,954
Commerzbank AG
4.00%, 03/23/26(a)	EUR	200	215,121
4.00%, 03/30/27(a)	EUR	100	107,647
6.50%, 12/06/32 (Call 09/06/27)(a)(f)	EUR	100	110,100
6.75%, 10/05/33 (Call 07/05/28)(f)	EUR	100	110,042
8.63%, 02/28/33 (Call 11/28/27)(a)(f)	GBP	100	127,412
Commerzbank Ag Subordinated, 1.38%, 12/29/31
(Call 09/29/26)(a)(f)	EUR	100	92,369
Deutsche Lufthansa AG
2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	107,188
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	213,084
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	100	101,129
3.00%, 05/29/26 (Call 02/28/26)(a)	EUR	300	312,856
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	100,174
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/24)(a)	EUR	200	207,109
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(f)	EUR	100	90,524
Gruenenthal GmbH
3.63%, 11/15/26 (Call 05/15/24)(a)	EUR	100	104,585
6.75%, 05/15/30 (Call 05/15/26)(a)	EUR	100	114,028
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	100	104,002
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26
(Call 04/30/24)(a)	EUR	200	219,392
Schaeffler AG
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR	100	105,953
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	75	78,686
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	200	202,696
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/24)(a)	EUR	250	263,727
thyssenkrupp AG, 2.50%, 02/25/25(a)	EUR	100	107,287
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(Call 07/15/24)(a)	EUR	90	86,045
TK Elevator Midco GmbH, 4.38%, 07/15/27
(Call 07/15/24)(a)	EUR	100	99,878
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	101,672
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	98,792
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	95,422
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	98,262
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	95,666
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	101,113
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	105,275
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	101,599
5.75%, 08/03/26 (Call 07/03/26)(a)	EUR	200	223,215
			5,325,517
Gibraltar — 0.2%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR	100	102,760

Greece — 2.8%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(a)(f)	EUR	100	94,910
7.50%, 06/16/27 (Call 06/16/26)(a)(f)	EUR	100	113,177

Security	Par (000)		Value

Greece (continued)
Alpha Services and Holdings SA, 4.25%, 02/13/30
(Call 02/13/25)(a)(f)	EUR	100	$98,674
Eurobank SA
2.25%, 03/14/28 (Call 03/14/27)(a)(f)	EUR	100	94,798
7.00%, 01/26/29 (Call 01/26/28)(a)(f)	EUR	200	225,780
National Bank of Greece SA
2.75%, 10/08/26 (Call 10/08/25)(a)(f)	EUR	100	102,994
7.25%, 11/22/27 (Call 11/22/26)(a)(f)	EUR	100	113,935
Piraeus Bank SA
7.25%, 07/13/28 (Call 07/13/27)(f)	EUR	150	165,359
8.25%, 01/28/27 (Call 01/28/26)(a)(f)	EUR	100	113,579
Piraeus Financial Holdings SA, 5.50%, 02/19/30
(Call 02/19/25)(a)(f)	EUR	100	101,444
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	101,199
4.38%, 03/30/26 (Call 03/30/24)(a)	EUR	100	106,768
			1,432,617
Ireland — 0.6%
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/23)(a)	EUR	100	107,702
3.50%, 05/15/26 (Call 05/15/24)(a)	EUR	100	103,455
Permanent TSB Group Holdings PLC, 6.63%, 06/30/29
(Call 06/30/28)(f)	EUR	100	111,462
			322,619
Israel — 2.1%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	100	105,011
1.63%, 10/15/28(a)	EUR	150	127,741
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	93,670
3.75%, 05/09/27 (Call 02/09/27)	EUR	250	248,590
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	188,194
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	108,423
7.38%, 09/15/29 (Call 06/15/29)	EUR	100	111,886
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	114,246
			1,097,761
Italy — 15.9%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	104,899
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	172,475
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	200	191,243
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR	100	110,042
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR	100	98,197
2.63%, 04/28/25(a)	EUR	100	103,211
3.63%, 09/24/24(a)	EUR	200	213,526
6.75%, 03/02/26 (Call 03/02/25),
(3-mo. EURIBOR + 3.206%)(a)(f)	EUR	125	137,595
10.50%, 07/23/29(a)	EUR	100	109,754
Banca Popolare di Sondrio SpA, 1.25%, 07/13/27
(Call 07/13/26)(a)(f)	EUR	100	98,100
Banco BPM SpA
1.75%, 01/28/25(a)	EUR	200	210,939
3.25%, 01/14/31 (Call 01/14/26)(a)(f)	EUR	100	101,038
4.88%, 01/18/27(a)	EUR	100	110,916
5.00%, 09/14/30 (Call 09/14/25)(a)(f)	EUR	100	108,017
6.00%, 09/13/26(a)	EUR	150	170,316
6.00%, 01/21/28 (Call 01/21/27),
(3-mo. EURIBOR + 3.300%)(a)(f)	EUR	150	167,761
6.00%, 06/14/28 (Call 06/14/27)(f)	EUR	150	165,885

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
BPER Banca
1.88%, 07/07/25(a)	EUR	100	$105,073
3.88%, 07/25/32 (Call 01/25/27)(a)(f)	EUR	200	190,698
6.13%, 02/01/28 (Call 02/01/27),
(3-mo. EURIBOR + 3.600%)(a)(f)	EUR	150	168,517
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR	100	94,172
Castor SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR	100	94,767
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/23)(a)	EUR	100	100,575
Credito Emiliano SpA, 5.63%, 05/30/29 (Call 05/30/28)(f)	EUR	150	167,356
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (Call 05/15/25)(a)	EUR	100	109,735
Fiber Bidco SpA, 11.00%, 10/25/27 (Call 10/25/24)(a)	EUR	100	118,462
Grifols SA, 2.25%, 11/15/27 (Call 11/15/23)(a)	EUR	100	99,270
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26),
(3-mo. EURIBOR + 2.280%)(a)(f)	EUR	100	101,340
4.13%, 11/28/29 (Call 11/28/24)(a)(f)	EUR	100	104,012
6.38%, 09/20/27 (Call 09/20/26),
(3-mo. EURIBOR + 4.077%)(a)(f)	EUR	100	112,172
6.88%, 01/20/28 (Call 01/20/27),
(3-mo. EURIBOR + 4.045%)(a)(f)	EUR	100	113,581
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/24)(a)	EUR	100	99,473
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	96,790
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	92,668
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	153,951
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	100	106,705
2.93%, 10/14/30(a)	EUR	100	94,342
3.93%, 09/15/26(a)	EUR	200	215,564
5.15%, 06/10/30(a)	GBP	100	106,962
6.18%, 02/20/34 (Call 11/20/28)(a)(f)	EUR	200	222,149
Lottomatica SpA
7.13%, 06/01/28 (Call 06/01/25)(a)	EUR	100	112,755
9.75%, 09/30/27 (Call 09/30/24)(a)	EUR	100	119,054
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR	50	53,190
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	203,226
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	141,692
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/23)(a)	EUR	100	110,533
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	105,981
3.13%, 03/31/28 (Call 12/31/27)(a)	EUR	100	99,732
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(a)	EUR	300	325,652
7.88%, 07/31/28 (Call 04/30/28)(a)	EUR	100	111,547
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	83,237
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	92,547
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR	200	208,061
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	300	305,118
3.00%, 09/30/25(a)	EUR	100	103,573
3.63%, 05/25/26(a)	EUR	100	103,131
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(f)	EUR	200	209,491
2.73%, 01/15/32 (Call 01/15/27)(a)(f)	EUR	200	194,160
Webuild SpA
1.75%, 10/26/24(a)	EUR	150	157,845
Security	Par (000)		Value

Italy (continued)
3.88%, 07/28/26 (Call 01/28/26)(a)	EUR	100	$102,495
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR	100	109,099
			8,294,367
Japan — 1.4%
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	99,837
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	100	104,125
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	118,278
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	88,902
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	96,653
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	108,125
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	100	105,471
			721,391
Luxembourg — 3.6%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/24)(a)	EUR	100	98,492
3.00%, 01/15/28 (Call 01/15/24)(a)	EUR	200	161,599
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	79,345
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/23)(a)	EUR	100	59,265
Altice France Holding SA
4.00%, 02/15/28 (Call 08/30/23)(a)	EUR	100	36,173
8.00%, 05/15/27 (Call 05/15/24)(a)	EUR	200	84,644
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	99,881
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(Call 11/01/23)(a)	EUR	100	80,059
INEOS Finance PLC
2.13%, 11/15/25 (Call 08/10/23)(a)	EUR	100	102,866
2.88%, 05/01/26 (Call 05/01/24)(a)	EUR	175	176,522
6.63%, 05/15/28 (Call 02/15/25)(a)	EUR	100	107,186
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/23)(a)	EUR	200	207,166
Mytilineos Financial Partners SA, 2.50%, 12/01/24
(Call 06/01/24)(a)	EUR	200	213,247
Summer BC Holdco A Sarl, 9.25%, 10/31/27
(Call 10/31/23)(a)	EUR	90	79,848
Summer BC Holdco B Sarl, 5.75%, 10/31/26
(Call 10/31/23)(a)	EUR	150	146,872
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	91,878
3.50%, 11/01/25(a)	EUR	100	76,457
			1,901,500
Netherlands — 3.2%
OI European Group BV, 2.88%, 02/15/25 (Call 02/15/24)(a)	EUR	100	107,225
PPF Telecom Group BV
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	105,761
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	103,408
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/24)(a)	EUR	100	96,849
Sigma Holdco BV, 5.75%, 05/15/26 (Call 08/10/23)(a)	EUR	100	96,575
SNS Bank NV, 0.00%, 10/26/20(d)	EUR	50	—
Trivium Packaging Finance BV, 3.75%, 08/15/26
(Call 08/15/23)(a)	EUR	100	100,898
United Group BV
3.63%, 02/15/28 (Call 02/15/24)(a)	EUR	100	88,650
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	90,363
4.88%, 07/01/24 (Call 08/10/23)(a)	EUR	100	108,686
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR	100	88,498
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/24)(a)	EUR	100	90,652
VZ Vendor Financing II BV, 2.88%, 01/15/29
(Call 12/18/23)(a)	EUR	200	176,387

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30
(Call 01/15/25)(a)	EUR	100	$93,153
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29
(Call 01/15/25)(a)	EUR	100	97,825
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	126,366
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	91,697
			1,662,993
Portugal — 2.1%
Banco Comercial Portugues SA
1.75%, 04/07/28 (Call 04/07/27),
(3-mo. EURIBOR + 2.000%)(a)(f)	EUR	100	94,257
4.00%, 05/17/32 (Call 11/17/26)(a)(f)	EUR	100	89,485
8.50%, 10/25/25 (Call 10/25/24),
(3-mo. EURIBOR + 5.547%)(f)	EUR	100	113,591
Caixa Geral de Depositos SA, 1.25%, 11/25/24(a)	EUR	100	105,589
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(f)	EUR	100	94,282
1.70%, 07/20/80 (Call 04/20/25)(a)(f)	EUR	100	101,141
1.88%, 08/02/81 (Call 05/02/26)(a)(f)	EUR	100	98,075
5.94%, 04/23/83 (Call 01/23/28)(a)(f)	EUR	200	219,076
Energias De Portugal SA, 1.88%, 03/14/82
(Call 06/14/29)(a)(f)	EUR	100	86,161
Novo Banco SA, 9.88%, 12/01/33 (Call 06/01/28)(f)	EUR	100	114,045
			1,115,702
Spain — 8.4%
Abanca Corp. Bancaria SA
4.63%, 04/07/30 (Call 04/07/25)(a)(f)	EUR	100	104,558
8.38%, 09/23/33 (Call 06/23/28)(a)(f)	EUR	100	111,604
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27)(a)(f)	EUR	100	91,611
8.00%, 09/22/26 (Call 09/22/25)(a)(f)	EUR	100	112,859
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(f)	EUR	100	94,137
1.13%, 03/27/25(a)	EUR	100	103,896
2.00%, 01/17/30 (Call 01/17/25)(a)(f)	EUR	100	101,598
2.50%, 04/15/31 (Call 01/15/26)(a)	EUR	100	97,761
2.63%, 03/24/26 (Call 03/24/25)(a)(f)	EUR	100	105,553
5.25%, 02/07/29 (Call 02/07/28)(a)(f)	EUR	100	109,762
5.38%, 09/08/26 (Call 09/08/25)(a)(f)	EUR	100	110,475
6.00%, 08/16/33 (Call 05/16/28)(a)(f)	EUR	100	103,893
Banco do Brasil SA/Cayman, 5.25%, 11/27/31
(Call 05/27/26)(a)(f)	EUR	100	93,280
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	200	195,813
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	95,918
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	184,853
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	95,589
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	300	263,702
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	200	173,858
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	100	103,906
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	97,573
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR	100	90,125
1.88%, 06/26/29 (Call 03/26/29)(a)	EUR	100	94,049
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	101,236
7.88%, 07/31/28 (Call 07/19/25)	EUR	100	110,446
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR	100	118,742
Security	Par (000)		Value

Spain (continued)
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(Call 10/15/24)(a)	EUR	250	$236,221
Grifols SA
1.63%, 02/15/25 (Call 02/15/24)(a)	EUR	150	158,554
3.20%, 05/01/25 (Call 08/30/23)(a)	EUR	100	106,322
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(f)	EUR	100	99,667
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(Call 09/30/24)(a)	EUR	100	97,175
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(Call 09/30/23)(a)	EUR	400	411,298
Unicaja Banco SA
2.88%, 11/13/29 (Call 11/13/24)(a)(f)	EUR	100	100,585
7.25%, 11/15/27 (Call 11/15/26)(a)(f)	EUR	100	113,038
			4,389,657
Sweden — 3.5%
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(a)(f)	EUR	100	71,987
Intrum AB
3.00%, 09/15/27 (Call 09/15/23)(a)	EUR	200	153,373
3.50%, 07/15/26 (Call 07/15/24)(a)	EUR	175	149,105
4.88%, 08/15/25 (Call 08/15/23)(a)	EUR	100	97,132
Samhallsbyggnadsbolaget, 1.00%, 08/12/27
(Call 05/12/27)(a)	EUR	100	68,282
Samhallsbyggnadsbolaget i Norden AB, 1.13%, 09/04/26 (Call 06/04/26)(a)	EUR	100	73,805
SBB Treasury OYJ
0.75%, 12/14/28 (Call 09/14/28)(a)	EUR	175	110,319
1.13%, 11/26/29 (Call 08/26/29)(a)	EUR	125	76,539
Stena International SA, 3.75%, 02/01/25 (Call 01/29/24)(a)	EUR	100	106,395
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/24)(a)	EUR	150	148,997
3.88%, 07/15/26 (Call 07/15/24)(a)	EUR	200	207,178
7.13%, 02/01/28 (Call 02/01/25)(a)	EUR	100	111,795
9.25%, 10/15/27 (Call 10/15/24)(a)	EUR	100	117,610
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	150	143,958
Volvo Car AB
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR	100	100,642
4.25%, 05/31/28 (Call 02/28/28)(a)	EUR	100	106,982
			1,844,099
Switzerland — 0.8%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/24)(a)	EUR	100	97,742
2.50%, 10/15/24 (Call 08/30/23)(a)	EUR	100	107,464
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	99,973
Wizz Air Finance Co. BV, 1.00%, 01/19/26
(Call 11/19/25)(a)	EUR	100	96,746
			401,925
United Kingdom — 12.5%
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	200	186,384
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/24)(a)	GBP	300	330,137
4.50%, 02/16/26 (Call 02/24/24)(a)	GBP	100	112,549
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/24)(a)	GBP	100	98,850
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25)(a)(f)	EUR	100	99,631
8.38%, 12/20/83 (Call 09/20/28)(f)	GBP	125	160,516
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25 (Call 03/23/25)(a)	GBP	100	105,140
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	100	88,240

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Castle U.K. Finco PLC, 7.00%, 05/15/29 (Call 05/15/25)(a)	GBP	100	$99,929
Centrica PLC, 5.25%, 04/10/75 (Call 04/10/25)(a)(f)	GBP	100	122,445
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/24)(a)	GBP	100	109,972
eG Global Finance PLC
4.38%, 02/07/25 (Call 08/30/23)(a)	EUR	100	105,579
6.25%, 10/30/25 (Call 10/25/23)(a)	EUR	92	98,207
Heathrow Finance PLC, 3.88%, 03/01/27(a)(g)	GBP	100	109,915
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	101,741
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26
(Call 01/15/24)(a)	EUR	100	94,539
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26
(Call 01/15/24)(a)	EUR	100	97,485
INEOS Styrolution Group GmbH, 2.25%, 01/16/27
(Call 01/15/24)(a)	EUR	100	92,917
International Consolidated Airlines Group SA
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	106,272
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	200	194,025
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	161,138
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	101,628
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 01/15/24)(a)	GBP	100	111,870
Market Bidco Finco PLC, 5.50%, 11/04/27
(Call 11/04/24)(a)	GBP	200	200,453
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(a)	EUR	125	135,864
NGG Finance PLC
1.63%, 12/05/79 (Call 12/05/24)(a)(f)	EUR	100	104,388
2.13%, 09/05/82 (Call 06/05/27)(a)(f)	EUR	100	95,698
5.63%, 06/18/73 (Call 06/18/25)(a)(f)	GBP	200	244,553
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(Call 11/15/23)(a)	GBP	175	190,596
Pinnacle Bidco PLC
5.50%, 02/15/25 (Call 01/15/24)(a)	EUR	100	108,111
6.38%, 02/15/25 (Call 08/10/23)(a)	GBP	100	125,187
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	94,825
3.38%, 06/18/26	GBP	100	116,192
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	109,512
Sherwood Financing PLC, 4.50%, 11/15/26
(Call 11/15/23)(a)	EUR	100	94,618
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/23)(a)	GBP	200	239,605
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	99,818
Virgin Media Finance PLC, 3.75%, 07/15/30
(Call 07/15/25)(a)	EUR	100	89,037
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	101,577
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	100	103,235
5.00%, 04/15/27 (Call 04/15/24)(a)	GBP	100	117,009
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/24)(a)	GBP	100	104,420
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	92,442
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	104,220
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	200	202,856
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(f)	EUR	100	100,150
3.00%, 08/27/80 (Call 05/27/30)(a)(f)	EUR	250	227,205
4.20%, 10/03/78 (Call 07/03/28)(a)(f)	EUR	100	102,305
4.88%, 10/03/78 (Call 10/03/25)(a)(f)	GBP	100	120,053
6.50%, 08/30/84 (Call 05/30/29)(a)(f)	EUR	100	111,449
Security	Par (000)		Value

United Kingdom (continued)
8.00%, 08/30/86 (Call 05/30/31)(f)	GBP	100	$128,078
			6,552,565
United States — 13.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	87,501
4.88%, 06/01/28 (Call 06/01/24)(a)	GBP	100	98,630
Alpha Services and Holdings SA, 5.50%, 06/11/31
(Call 03/11/26)(a)(f)	EUR	100	99,673
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	83,237
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/23)(a)	EUR	100	99,282
4.75%, 07/15/27 (Call 07/15/24)(a)	GBP	100	103,403
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	94,284
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/23)(a)	EUR	100	105,120
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 08/30/23)(a)	EUR	100	109,679
7.25%, 07/31/30 (Call 07/31/26)(a)	EUR	100	109,964
Ball Corp., 1.50%, 03/15/27 (Call 12/15/26)	EUR	100	98,737
Belden Inc., 3.88%, 03/15/28 (Call 03/06/24)(a)	EUR	150	154,562
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/24)(a)	EUR	100	109,000
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	100	70,435
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	50,504
7.13%, 02/13/28 (Call 01/13/28)	CAD	75	54,375
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	73,017
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/24)(a)	EUR	150	138,406
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/24)	EUR	100	101,937
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/24)(a)	EUR	100	106,622
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	94,031
Coty Inc., 3.88%, 04/15/26 (Call 04/15/24)(a)	EUR	100	106,851
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	100	107,620
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	106,183
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	108,057
5.00%, 05/15/28 (Call 04/15/28)(a)	EUR	100	111,184
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(a)	EUR	100	115,151
Darling Global Finance BV, 3.63%, 05/15/26
(Call 08/10/23)(a)	EUR	100	107,435
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30 (Call 06/15/26)(a)	EUR	100	109,924
Encore Capital Group Inc.
4.88%, 10/15/25 (Call 10/15/23)(a)	EUR	100	103,322
5.38%, 02/15/26 (Call 11/15/23)(a)	GBP	100	112,863
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/16/24)(a)	EUR	100	89,521
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	67,458
Ford Credit Canada Co.
4.46%, 11/13/24	CAD	75	55,301
7.00%, 02/10/26	CAD	100	76,024
7.38%, 05/12/26	CAD	100	76,590
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	104,405
2.33%, 11/25/25	EUR	100	104,218
2.39%, 02/17/26	EUR	125	130,031

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
3.25%, 09/15/25	EUR	200	$212,780
4.54%, 03/06/25	GBP	100	122,428
4.87%, 08/03/27	EUR	100	109,955
6.13%, 05/15/28	EUR	100	114,708
6.86%, 06/05/26	GBP	100	126,020
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR	100	96,916
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	98,329
3.50%, 06/15/26 (Call 06/15/24)	EUR	150	159,499
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/24)(a)	EUR	100	102,138
2.25%, 01/15/28 (Call 07/15/24)(a)	EUR	150	147,896
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	191,227
2.88%, 06/15/28 (Call 06/15/24)(a)	EUR	100	100,804
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 08/10/23)(a)	GBP	100	120,243
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/24)	EUR	100	104,317
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP	100	103,702
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	99,597
3.38%, 04/24/30 (Call 01/24/30)	GBP	100	85,101
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(Call 04/15/24)(a)	EUR	100	96,544
OI European Group BV, 6.25%, 05/15/28 (Call 05/15/25)(a)	EUR	100	113,268
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	86,843
9.63%, 11/15/28 (Call 06/01/25)(a)	EUR	100	106,004
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200	193,453
Primo Water Holdings Inc., 3.88%, 10/31/28
(Call 10/31/23)(a)	EUR	100	96,295
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28 (Call 07/15/25)(a)	EUR	100	111,844
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/24)	EUR	100	94,343
3.25%, 03/15/25 (Call 08/30/23)	EUR	100	107,302
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/23)(a)	EUR	100	104,787
Standard Industries Inc./NJ, 2.25%, 11/21/26
(Call 08/21/26)(a)	EUR	100	97,961
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100	88,884
			7,227,725

Total Corporate Bonds & Notes — 98.1%
(Cost: $55,068,241)			51,258,073
Security	Shares (000)		Value

Common Stocks

Jersey — 0.0%
Sentry Holdings Ltd.Class A	0	(h)	$—

Total Common Stocks — 0.0%
(Cost: $159,437)			—

Total Long-Term Investments — 98.1%
(Cost: $55,227,678)			51,258,073

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(i)(j)	10		10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)			10,000

Total Investments — 98.1%
(Cost: $55,237,678)			51,268,073

Other Assets Less Liabilities — 1.9%			998,843

Net Assets — 100.0%			$52,266,916

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Non-income producing security.

(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Rounds to less than 1,000.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0	(a)	$—	$—	$—	$10,000	10	$231	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$51,258,073	$—	$51,258,073
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$51,258,073	$—	$51,268,073

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound